Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Redeemable Convertible Preferred Stock [Member] Series C Preferred Stock [Member]	Dec. 31, 2012 Redeemable Convertible Preferred Stock [Member] Series C Preferred Stock [Member]	Sep. 30, 2013 Redeemable Convertible Preferred Stock [Member] Series D Preferred Stock [Member]
Assets
Cash and cash equivalents	$ 379,476	$ 127,385	$ 1,346,777
Accounts receivable, net	33,779	365,845	1,096,580
Other receivables	42	121,990	469,469
Inventory, net	1,056,941	995,713	4,172,809
Prepaid expenses and other current assets	223,352	420,108	978,709
Assets of discontinued operations		10,896	87,455
Assets held for sale – discontinued operations			18,293
Total current assets	1,693,590	2,041,937	8,170,092
Property and equipment, net	19,094	46,877	196,718
Patents, net	1,273,813	1,329,046	103,920
Other assets, net	156,067	183,258	851,650
Assets of discontinued operations – long-term	200,000	200,000	209,913
Total assets	3,342,564	3,801,118	9,532,293
Liabilities and Stockholders’ Equity (Deficit)
Accounts payable	4,305,865	3,329,537	3,865,039
Accrued liabilities	67,853	488,956	428,813
Accrued warranty	331,390	329,680	217,812
Common stock warrant liability		9	317,490
Credit facility	350,000		92,266
Capital lease obligations – current portion	1,288	4,385	4,699
Note payable – current portion			283,252
Liabilities of discontinued operations – short-term	990,933	1,052,819	1,308,820
Total current liabilities	6,047,329	5,205,386	6,518,191
Capital lease obligations, less current portion		328	4,713
Convertible note – long term	201,363
Long-term liabilities of discontinued operations			10,200
Total liabilities	6,248,692	5,205,714	6,533,104
Commitments, contingencies and subsequent events
Convertible redeemable preferred stock				180,468	983,747	1,024,952
Stockholders’ equity (deficit):
Common stock, $0.001 par value; 500,000,000, 100,000,000, and 100,000,000 shares authorized; 91,931,852, 26,924,643 and 16,040,581 shares issued and outstanding at September 30, 2013, December 31, 2012 and 2011, respectively	91,932	26,925	16,041
Additional paid-in capital	78,298,140	76,455,054	72,683,781
Accumulated deficit	(82,766,982)	(79,611,493)	(70,451,856)
Total stockholders’ equity (deficit)	(4,111,548)	(2,388,343)	2,999,189
Total liabilities and stockholders’ equity (deficit)	$ 3,342,564	$ 3,801,118	$ 9,532,293